NATURE OF OPERATIONS (Details Narrative) - USD ($)	Dec. 27, 2018	Dec. 31, 2020
Percentage of voting interests acquired		95.14%
Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Percentage of voting interests acquired	95.14%
Number of shares issue	15,000,000
Number of shares issue, par value (in dollars per share)	$ 0.0001
Description of ownership right acquire	The ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronis.
Shareholder loan	$ 4,400,000
Cash	1,400,000
Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member] | RMB
Shareholder loan	30,000,000
Cash	$ 9,700,000